FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, July 25, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      414 4775.000 SH       SOLE                  975.000          3800.000
AT&T                           COM              00206R102    11957 288126.000SH      SOLE               253503.000         34623.000
AllianceBernstein Holding LP   COM              01881G106      342 3930.000 SH       SOLE                 2480.000          1450.000
Allstate Corp.                 COM              020002101    10023 162955.000SH      SOLE               143810.000         19145.000
American International Group   COM              026874107     3712 53003.000SH       SOLE                48628.000          4375.000
Anadarko Petroleum Corp        COM              032511107     9128 175572.000SH      SOLE               158142.000         17430.000
Atmel Corp.                    COM              049513104     5083 914285.000SH      SOLE               804125.000        110160.000
BP PLC-Spons ADR               COM              055622104      421 5830.576 SH       SOLE                 4884.576           946.000
Bank of America Corp           COM              060505104     1045 21372.000SH       SOLE                21372.000
Bank of New York Mellon Corp.  COM              064058100     9004 217266.000SH      SOLE               195226.000         22040.000
Bard, C.R.                     COM              067383109      304 3678.000 SH       SOLE                 3678.000
Barrick Gold Corp.             COM              067901108     6232 214367.000SH      SOLE               202992.000         11375.000
Berkshire Hathaway Cl B        COM              084670207      407  113.000 SH       SOLE                   45.000            68.000
Bristol Myers Squibb           COM              110122108      252 8000.000 SH       SOLE                 6900.000          1100.000
CBS Corp-New CL B              COM              124857202     7645 229447.000SH      SOLE               203207.000         26240.000
CIT Group                      COM              125581108     9351 170554.000SH      SOLE               151099.000         19455.000
Caterpillar Inc.               COM              149123101     9306 118849.158SH      SOLE               106609.158         12240.000
Chevron Corporation            COM              166764100     1104 13105.082SH       SOLE                13105.082
Citigroup, Inc.                COM              172967101    10557 205838.000SH      SOLE               180343.000         25495.000
Clorox Company                 COM              189054109     4586 73845.000SH       SOLE                61655.000         12190.000
Coca-Cola Company              COM              191216100     6350 121396.000SH      SOLE                97501.000         23895.000
Coca-Cola Enterprises          COM              191219104     3643 151771.000SH      SOLE               141671.000         10100.000
Colgate Palmolive              COM              194162103      567 8749.000 SH       SOLE                 6749.000          2000.000
Comerica Inc                   COM              200340107      818 13758.000SH       SOLE                 7700.000          6058.000
Conagra Foods Inc.             COM              205887102    10954 407805.000SH      SOLE               364620.000         43185.000
Discover Financial Services    COM              254709108      540 18947.500SH       SOLE                17602.500          1345.000
El Paso Corp                   COM              28336L109      982 57000.000SH       SOLE                57000.000
Exxon Mobil Corporation        COM              30231G102     2632 31378.000SH       SOLE                19246.000         12132.000
FedEx Corporation              COM              31428X106    11315 101969.000SH      SOLE                91264.000         10705.000
Fifth Third Bancorp            COM              316773100      245 6161.072 SH       SOLE                 5661.072           500.000
General Electric               COM              369604103    11657 304520.973SH      SOLE               264875.973         39645.000
General Mills                  COM              370334104     9058 155042.000SH      SOLE               136232.000         18810.000
Global SanteFe Corp            COM              G3930E101     2234 30925.000SH       SOLE                28675.000          2250.000
Grainger W.W.                  COM              384802104      372 4000.000 SH       SOLE                                   4000.000
Hewlett Packard Company        COM              428236103    11493 257569.378SH      SOLE               229965.378         27604.000
Honeywell International, Inc.  COM              438516106      328 5831.389 SH       SOLE                 5831.389
IBM                            COM              459200101     3652 34694.743SH       SOLE                28349.743          6345.000
ING Groep N.V.                 COM              456837103      713 16222.000SH       SOLE                16222.000
Idearc Inc.                    COM              451663108    11449 324071.000SH      SOLE               283363.000         40708.000
Intel Corp                     COM              458140100      308 12960.000SH       SOLE                 9360.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     9189 189650.000SH      SOLE               168205.000         21445.000
Johnson & Johnson              COM              478160104     8765 142250.598SH      SOLE               125910.598         16340.000
King Pharmaceuticals, Inc.     COM              495582108     7344 358921.000SH      SOLE               320446.000         38475.000
Marsh & McLennan               COM              571748102     7885 255336.000SH      SOLE               229886.000         25450.000
McDonalds Corp                 COM              580135101      928 18290.000SH       SOLE                11990.000          6300.000
Medtronic Inc                  COM              585055106      455 8770.000 SH       SOLE                 8170.000           600.000
Mellon Financial Corp          COM              58551A108      220 5000.000 SH       SOLE                 5000.000
Merck & Company                COM              589331107      372 7475.000 SH       SOLE                  675.000          6800.000
Micron Technology, Inc.        COM              595112103     2978 237669.000SH      SOLE               206219.000         31450.000
Microsoft Corp.                COM              594918104      243 8233.000 SH       SOLE                 7093.000          1140.000
Morgan Stanley                 COM              617446448     2639 37902.000SH       SOLE                35212.000          2690.000
Motorola                       COM              620076109     6525 368643.000SH      SOLE               323448.000         45195.000
Nabors Industries Ltd          COM              G6359F103     7576 226964.000SH      SOLE               207724.000         19240.000
Newmont Mining Corp.           COM              651639106     4176 106920.000SH      SOLE                85510.000         21410.000
Noble Corp                     COM              G65422100     2015 20664.000SH       SOLE                18854.000          1810.000
Oracle Corp.                   COM              68389X105     9717 493023.000SH      SOLE               439173.000         53850.000
Parker Hannifin Corp.          COM              701094104     7638 78015.000SH       SOLE                68865.000          9150.000
PepsiCo                        COM              713448108      362 5576.886 SH       SOLE                 5176.886           400.000
Pfizer                         COM              717081103      536 20975.000SH       SOLE                 2975.000         18000.000
Royal Dutch Shell PLC - Class  COM              780259206      756 9310.000 SH       SOLE                  910.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107    10066 120772.993SH      SOLE               105503.993         15269.000
Schering Plough                COM              806605101      399 13101.000SH       SOLE                 8801.000          4300.000
Seagate Technology             COM              G7945J104     5834 267999.000SH      SOLE               239444.000         28555.000
Stryker Corp                   COM              863667101     5038 79853.000SH       SOLE                68268.000         11585.000
Time Warner Inc.               COM              887317105     7225 343415.000SH      SOLE               314465.000         28950.000
Transocean, Inc.               COM              G90078109     6512 61447.000SH       SOLE                53084.000          8363.000
Travelers Group Inc.           COM              89417E109      690 12900.000SH       SOLE                12900.000
U.S. Bancorp                   COM              902973304     5009 152031.000SH      SOLE               141141.000         10890.000
Verizon Communications         COM              92343V104    10997 267123.000SH      SOLE               234014.000         33109.000
WalMart Stores                 COM              931142103     6790 141143.000SH      SOLE               126648.000         14495.000
Walgreen Co.                   COM              931422109      218 5000.000 SH       SOLE                 5000.000
Wells Fargo & Co.              COM              949746101     7081 201337.000SH      SOLE               177552.000         23785.000
Williams Cos. Inc.             COM              969457100     8514 269264.000SH      SOLE               235194.000         34070.000
Wyeth                          COM              983024100     7852 136937.000SH      SOLE               117282.000         19655.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $352,732